Supplement dated November 26, 2008
to the Statement of Additional Information

dated June 30, 2008
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen Core Growth Fund

dated May 30, 2008
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Inflation-Linked Fixed Income Fund,
as previously supplemented on August 14, 2008 and June 10, 2008 dated April 30, 2008
VAN KAMPEN COMSTOCK FUND,
as previously supplemented on June 10, 2008
VAN KAMPEN ENTERPRISE FUND,
as previously supplemented on November 21, 2008, June 10, 2008 and May 21, 2008
VAN KAMPEN EQUITY AND INCOME FUND
VAN KAMPEN HARBOR FUND
VAN KAMPEN LIMITED DURATION FUND
VAN KAMPEN REAL ESTATE SECURITIES FUND,
each as previously supplemented on June 10, 2008
VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
as previously supplemented on August 14, 2008 and June 10, 2008 dated March 31, 2008
VAN KAMPEN GROWTH AND INCOME FUND,
as previously supplemented on June 10, 2008
VAN KAMPEN TAX-EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund,
as previously supplemented on June 10, 2008 and April 7, 2008 dated January 31, 2008
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND
VAN KAMPEN GOVERNMENT SECURITIES FUND,
each as previously supplemented on June 10, 2008

dated December 28, 2007
VAN KAMPEN CORPORATE BOND FUND,
as previously supplemented on June 10, 2008

VAN KAMPEN HIGH YIELD FUND,
as previously supplemented on November 4, 2008, June 10, 2008 and May 21, 2008

VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund,
as previously supplemented on June 10, 2008
Van Kampen Equity Premium Income Fund,
as previously supplemented on November 21, 2008, June 10, 2008 and May 21, 2008
Van Kampen International Advantage Fund,
as previously supplemented on June 10, 2008
Van Kampen International Growth Fund,
as previously supplemented on June 10, 2008 and April 22, 2008
Van Kampen Technology Fund,
as previously supplemented on November 21, 2008, June 30, 2008 and June 10, 2008

VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund,
as previously supplemented on June 10, 2008

The Statement of Additional Information is hereby supplemented as follows:

1) In the section entitled “TRUSTEES AND OFFICERS – OFFICERS,” effective November 13, 2008, Edward C. Wood, III replaced Jerry W. Miller as follows:

Edward C. Wood, III (52) 1 Parkview Plaza - Suite 100 Oakbrook Terrace, IL 60181	President and Principal Executive Officer	Officer since 2008	President and Principal Executive Officer of funds in the Fund Complex since November 2008. Managing Director of Van Kampen Investments Inc., the Adviser, the Distributor, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2003. Chief Administrative Officer of Van Kampen Investments Inc., the Adviser, Van Kampen Advisors Inc. and Van Kampen Exchange Corp. since December 2002. Chief Operating Officer of the Distributor since December 2002. Director of Van Kampen Advisors Inc., the Distributor and Van Kampen Exchange Corp. since March 2004. Director of the Adviser since August 2008. Director of the Distributor and Van Kampen Investor Services Inc. since June 2008. Previously, Director of the Adviser and the Distributor from March 2004 to January 2005.

2) The last five paragraphs in the section entitled “DISTRIBUTION AND SERVICE” are hereby deleted and replaced with the following:

The Adviser and/or the Distributor may pay compensation, out of their own funds and not as an expense of the Fund, to Morgan Stanley & Co. Incorporated (“Morgan Stanley & Co.”) and certain unaffiliated brokers, dealers or other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and/or retention of Fund shares and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to Morgan Stanley & Co. and to other Intermediaries for, among others things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Intermediary, granting the Distributor access to the

Intermediary’s financial advisors and consultants, providing assistance in the ongoing training and education of the Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Van Kampen funds), amount of assets invested by the Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Van Kampen funds), the Fund’s advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Adviser and/or Distributor. The amount of these payments may be different for different Intermediaries.

With respect to Morgan Stanley & Co., these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

1)	On Class A Shares, Class B Shares and Class C Shares held directly in Morgan Stanley & Co.’s traditional brokerage accounts or held in non-Morgan Stanley & Co. accounts where Morgan Stanley & Co. is designated by purchasers as broker-dealer of record (and Class R Shares, as applicable, for which the Adviser and/or the Distributor are not engaged in revenue sharing with a 401(k) platform provider):

•	an amount up to 0.11% of the value (at the time of sale) of gross sales of such shares; and

•	an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares, which is paid only to the extent assets held in certain Van Kampen Funds exceed $600 million.

2)	On Class I Shares held directly in Morgan Stanley & Co.’s traditional brokerage accounts or held in non-Morgan Stanley & Co. accounts where Morgan Stanley & Co. is designated by purchasers as broker-dealer of record, an ongoing annual fee in an amount up to 0.05% of the total average monthly net asset value of such shares.

3)	On Class A Shares, Class B Shares, Class C Shares and Class I Shares held in taxable accounts through any fee-based advisory program offered by Morgan Stanley & Co., an ongoing annual fee in an amount up to 0.03% of the total average monthly net asset value of such shares.

4)	On shares held in an account through certain 401(k) platforms in Morgan Stanley Corporate Retirement Solutions, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

With respect to other Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

1)	On shares held in Intermediary accounts, other than those held through Intermediary 401(k) platforms:

•	an amount up to 0.25% of the value (at the time of sale) of gross sales of such shares; and/or

•	an ongoing annual fee in an amount up to 0.15% of the total average monthly net asset value of such shares.

2)	On shares held in accounts through certain Intermediary 401(k) platforms, an ongoing annual fee in an amount up to 0.20% of the total average monthly net asset value of such shares.

The prospect of receiving, or the receipt of, such compensation, as described above, by Morgan Stanley & Co. or other Intermediaries may provide Morgan Stanley & Co. or other Intermediaries, and/or their financial advisors or other salespersons, with an incentive to favor sales of shares of the Fund over other investment options with respect to which Morgan Stanley & Co. or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by Morgan Stanley & Co. or any other Intermediary as to its compensation.

3) The section entitled “TRANSFER AGENT” is hereby deleted in its entirety and replaced with the following:

The Fund has entered into a transfer agency and service agreement with Investor Services, pursuant to which Investor Services serves as the Fund’s transfer agent, shareholder service agent and dividend disbursing agent. As consideration for the services it provides, Investor Services receives transfer agency fees in amounts that are determined through negotiations with the Fund and are approved by the Fund’s Board of Trustees. The transfer agency fees are based on competitive benchmarks. The Fund and Investor Services may enter into agreements with third party intermediaries, pursuant to which such intermediaries agree to provide recordkeeping and other administrative services for their clients who invest in the Fund. In such instances, the Fund will pay certain fees to the intermediaries for the services they provide that otherwise would have been performed by Investor Services.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRUSPTSAI2 11/08